UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6081

Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.9% (4.1% of Total Investments)
$ 315	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 294,153
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,120	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	2,912,593
	Bonds, Series 2007A-1, 5.750%, 6/01/47
5,970	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB+	3,726,414
	Bonds, Series 2007A-2, 0.000%, 6/01/37
10,405	Total Consumer Staples			6,933,160
	Education and Civic Organizations – 6.4% (4.4% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	96,025
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	74,215
95	5.000%, 11/01/25	11/15 at 100.00	A2	98,569
1,000	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,044,960
	Institute, Series 2005A, 5.000%, 7/01/24
1,680	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,782,446
	Tender Option Bond Trust 1065, 9.234%, 3/01/33 (IF)
260	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	264,191
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
450	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	N/R	445,334
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
2,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	5/12 at 101.00	BBB	1,945,000
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	1,722,260
	5.000%, 9/01/34
7,655	Total Education and Civic Organizations			7,473,000
	Health Care – 26.0% (18.1% of Total Investments)
5,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	5,145,437
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
515	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	506,961
	San Diego, Series 2011, 5.250%, 8/15/41
755	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	751,504
	5.250%, 11/15/46
5,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,280,438
	5.250%, 11/15/46 (UB)
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	900,428
	of Central California, Series 2007, 5.250%, 2/01/46
1,160	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	952,174
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB	1,456,905
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	886,900
135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	137,421
	Series 2001C, 5.250%, 8/01/31
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	715,763
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
2,585	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,518,540
	2005A, 5.000%, 11/15/43
569	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	578,696
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	940,570
	2005A, 5.000%, 12/01/23
1,150	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,270,302
	2008A, 8.250%, 12/01/38
2,205	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A	2,160,878
	California, Series 2010, 5.375%, 3/15/36
1,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,711,350
	6.000%, 11/01/41
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	891,560
	Center, Series 2007A, 5.000%, 7/01/38
1,200	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	1,260,240
	7.500%, 12/01/41
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,286,063
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,014,020
	2009E, 5.000%, 5/15/38
31,124	Total Health Care			30,366,150
	Housing/Multifamily – 0.6% (0.4% of Total Investments)
695	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	695,285
	Series 2010A, 6.400%, 8/15/45
	Housing/Single Family – 3.1% (2.1% of Total Investments)
	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B:
1,420	5.150%, 12/01/27 (Alternative Minimum Tax)	12/16 at 100.00	AA	1,444,708
2,000	5.200%, 12/01/32 (Alternative Minimum Tax)	12/16 at 100.00	AA	2,002,520
150	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	BBB	150,069
	FGIC Insured (Alternative Minimum Tax)
3,570	Total Housing/Single Family			3,597,297
	Long-Term Care – 5.9% (4.1% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	4,055,160
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
2,900	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	2,795,107
	Project, Series 2007, 5.250%, 12/01/27
6,900	Total Long-Term Care			6,850,267
	Tax Obligation/General – 19.5% (13.6% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	1,957,766
	2004A, 0.000%, 8/01/25 – AGM Insured
2,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	2,226,800
1,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	997,620
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	1,379,160
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	Aa2	2,388,973
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – AGM Insured (UB)
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,629,791
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	A2	2,538,025
	2002, 5.250%, 8/01/21 – FGIC Insured
840	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	2/12 at 103.00	A	872,332
	Bonds, Series 1997A, 6.150%, 8/01/15 – NPFG Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	27,282
	5.250%, 8/01/24 – NPFG Insured
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	220,269
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA+	2,077,410
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	1,981,497
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured
9,850	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	2,824,685
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
5,750	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	1,707,693
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
43,045	Total Tax Obligation/General			22,829,303
	Tax Obligation/Limited – 28.2% (19.6% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	2,147,100
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	258,287
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	670,293
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
245	Community Development Commission of City of National City, California, National City	8/21 at 100.00	A–	270,923
	Redevelopment Project 2011 Tax Allocation Bonds, 6.500%, 8/01/24
375	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	351,476
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
510	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/12 at 100.00	A–	510,112
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	994,066
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
460	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	417,593
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
120	5.000%, 9/01/26	9/16 at 100.00	N/R	116,696
275	5.125%, 9/01/36	9/16 at 100.00	N/R	253,792
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	431,446
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	N/R	1,345,905
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	N/R	1,453,470
90	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	97,055
	Project, Series 2011, 6.750%, 9/01/40
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa1	12,943,854
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/12 at 100.00	N/R	1,006,140
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,125,822
	Construction Project, Series 2006, 5.000%, 9/01/22 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
90	6.000%, 9/01/33	9/21 at 100.00	N/R	89,665
195	6.125%, 9/01/41	9/21 at 100.00	N/R	194,581
770	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	769,122
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
295	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	300,927
	2011A, 5.750%, 9/01/30
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	201,526
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
55	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation	10/21 at 100.00	A–	57,181
	Bonds Series B, 6.500%, 10/01/25
1,440	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A–	1,450,166
	6.000%, 10/01/39
280	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	282,411
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	2,734,200
	5.400%, 11/01/20 – AMBAC Insured
45	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	48,231
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
45	7.000%, 8/01/33	2/21 at 100.00	BBB	47,645
55	7.000%, 8/01/41	2/21 at 100.00	BBB	58,036
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/12 at 100.00	AA+	1,203,924
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
410	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	Baa1	382,600
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
530	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	503,415
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
70	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	71,529
	7.000%, 10/01/26
125	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	131,439
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
30,780	Total Tax Obligation/Limited			32,920,628
	Transportation – 6.9% (4.8% of Total Investments)
1,355	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,616,827
	2006F, Trust 3211, 13.528%, 10/01/32 (IF)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	4,010,560
	Bonds, Series 1999, 5.875%, 1/15/29
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/12 at 100.00	AA–	2,468,180
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 –
	AGM Insured (Alternative Minimum Tax)
7,820	Total Transportation			8,095,567
	U.S. Guaranteed – 11.1% (7.7% of Total Investments) (4)
500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	515,275
	5/01/18 (Pre-refunded 5/01/12)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	12,451
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
2,100	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	2,331,105
1,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,341,025
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
875	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	992,416
	5.000%, 8/15/34 – NPFG Insured (ETM)
3,810	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	5,053,127
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA (4)	2,108,025
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – NPFG Insured
485	San Mateo Union High School District, San Mateo County, California, Certificates of Participation,	12/17 at 100.00	AA– (4)	583,130
	Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
10,905	Total U.S. Guaranteed			12,936,554
	Utilities – 5.1% (3.5% of Total Investments)
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/12 at 100.00	N/R	2,581,608
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,300,122
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	413,650
	9/01/31 – SYNCORA GTY Insured
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	1,612,905
	Bonds, Series 2010-1, 5.000%, 7/01/28
6,135	Total Utilities			5,908,285
	Water and Sewer – 25.3% (17.6% of Total Investments)
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,253,968
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 –	10/16 at 100.00	AA–	2,527,300
	AGM Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	760,718
	10/01/36 – AGM Insured
2,540	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	2,750,617
	5.250%, 7/01/39
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	4,114,778
	Bond Trust 11738, Series 2009, 17.677%, 8/01/29 (IF)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,013,955
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
350	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	364,952
	2006, 5.000%, 12/01/31 – FGIC Insured
2,630	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	2,922,693
	Series 2010A, 5.250%, 5/15/27
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	2,095,660
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	N/R	9,784,300
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
28,670	Total Water and Sewer			29,588,941
$ 187,704	Total Investments (cost $165,638,978) – 144.0%			168,194,437
	Floating Rate Obligations – (3.7)%			(4,285,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.6)% (6)			(49,800,000)
	Other Assets Less Liabilities – 2.3%			2,687,291
	Net Assets Applicable to Common Shares – 100%			$ 116,796,728

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$168,194,437	$ —	$168,194,437

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $161,280,420.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 7,693,099
Depreciation	(5,064,361)
Net unrealized appreciation (depreciation) of investments	$ 2,628,738

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1,
2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum
Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012